Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Conservative Profile Fund - Class L | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Class L | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Empower Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.44%
Empower Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.96%
Empower Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
Empower Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Empower Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Conservative Profile Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Empower Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.44%
Empower Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.96%
Empower Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
Empower Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Empower Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Conservative Profile Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Empower Conservative Profile Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Empower Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Empower Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Empower Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Empower Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.39%
Empower Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.52%
Empower Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.44%
Empower Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.96%
Empower Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
Empower Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.83%
Empower Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Empower Moderately Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Moderately Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.38%
Empower Moderately Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower Moderately Conservative Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Moderately Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderately Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.94%
Empower Moderately Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.27%
Empower Moderately Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.89%
Empower Moderately Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Moderately Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Moderately Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.38%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderately Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.94%
Empower Moderately Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.27%
Empower Moderately Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.89%
Empower Moderately Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Moderately Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Moderately Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Moderately Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.38%
Empower Moderately Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderately Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.94%
Empower Moderately Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.94%
Empower Moderately Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.27%
Empower Moderately Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.89%
Empower Moderately Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Empower Moderately Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Moderately Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Empower Moderate Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Moderate Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Moderate Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.34%
Empower Moderate Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
Empower Moderate Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Empower Moderate Profile Fund - Class L | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Moderate Profile Fund - Class L | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Empower Moderate Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderate Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.91%
Empower Moderate Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.11%
Empower Moderate Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.82%
Empower Moderate Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.87%
Empower Moderate Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Empower Moderate Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderate Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Moderate Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Moderate Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.34%
Empower Moderate Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Empower Moderate Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Moderate Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Empower Moderate Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderate Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.91%
Empower Moderate Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.11%
Empower Moderate Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.82%
Empower Moderate Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.87%
Empower Moderate Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Empower Moderate Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderate Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Empower Moderate Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Moderate Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.34%
Empower Moderate Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
Empower Moderate Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Empower Moderate Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Empower Moderate Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.02%
Empower Moderate Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderate Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.91%
Empower Moderate Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.95%
Empower Moderate Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.11%
Empower Moderate Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.82%
Empower Moderate Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.87%
Empower Moderate Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
Empower Moderate Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.23%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Moderately Aggressive Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.95%
Empower Moderately Aggressive Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.17%
Empower Moderately Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.08%
Empower Moderately Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.48%
Empower Moderately Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.87%
Empower Moderately Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.23%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Moderately Aggressive Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.95%
Empower Moderately Aggressive Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.17%
Empower Moderately Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.08%
Empower Moderately Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.48%
Empower Moderately Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.87%
Empower Moderately Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.77%
Empower Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.05%
Empower Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.54%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.69%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.12%
Empower Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Empower Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.25%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Empower Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.46%
Empower Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Empower Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.79%
Empower Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
Empower Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.77%
Empower Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.05%
Empower Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.54%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.69%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.12%
Empower Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.94%
Empower Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Empower Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.25%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
Empower Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Empower Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.46%
Empower Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Empower Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.79%
Empower Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.97%
Empower Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%